WARRANTS	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Warrants
WARRANTS

For the three and six months ended August 31, 2015, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock in connection with the issuance of the Promissory Note on July 31, 2015, referenced in Note 6. This warrant is exercisable at $8.25 per share and expires on March 31, 2020. The warrant vested immediately. This warrant contained an anti-dilution price protection provision, which required the warrant to be recorded as derivative warrant liability. Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. These warrants were recorded as a debt discount based on their fair value.

In connection with the issuances of the Promissory Note pursuant to the Note Purchase Agreement on July 31, 2015, the Company issued placement agent warrants to purchase an aggregate of 5,600 shares of common stock.  These placement agent warrants were issued on July 31, 2015, are exercisable at $10.50 per share and expire on July 31, 2020. These placement agent warrants vested immediately. The fair value of these warrants was determined to be $16,800, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. $16,800 was recorded as part of the debt discount against the stated value of the Note.

For the six months ended August 31, 2015, the Company issued an aggregate of 193,708 Series A Warrants in connection with the issuances of Series B Preferred Stock in March 2015, referenced in Note 3. These Series A Warrants were issued on March 27 and 31, 2015, are exercisable at $10.50 per share and expire on March 31, 2020. The Series A Warrants vest immediately. The Series A Warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

In connection with the issuances of the Series B Preferred Stock on March 27 and 31, 2015, the Company issued placement agent warrants to purchase an aggregate of 20,668 shares of common stock.  These placement agent warrants had the same terms as the Series A Warrants and were issued on March 27, 2015, are exercisable at $10.50 per share and expire on March 31, 2020. These placement agent warrants vest immediately. The fair value of these warrants was determined to be $158,441, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.41%; (2) an expected term of 5.0 years; (3) an expected volatility of 125% and (4) zero expected dividends.

For the six months ended August 31, 2015, the Company issued an aggregate of 1,251 warrants to a consultant for services. These warrants were issued on May 31, 2015 and expire on May 31, 2020. 556 of such warrants are exercisable at $15.00 per share and 695 of such warrants are exercisable at $18.75 per share. These warrants vest immediately. The fair value of these warrants was determined to be $4,771, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.49%; (2) an expected term of 5.0 years; (3) an expected volatility of 124%; and (4) zero expected dividends. For the six months ended August 31, 2015, the Company recognized $4,771 of stock-based compensation for these warrants.

For the three and six months ended August 31, 2015, the Company issued to a consultant for services a five-year warrant to purchase 9,134 shares of common stock at an exercise price of $8.25 per share. This warrant vests immediately. The fair value of this warrant was determined to be $26,945, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. For the three and six months ended August 31, 2015, the Company recognized $26,945 of stock-based compensation for this warrant.

For the six months ended August 31, 2015, 1,668 common stock purchase warrants with an exercise price of $31.50 and 5,001 common stock purchase warrants with an exercise price of $22.50 were repurchased and cancelled as part of a settlement of a dispute with two affiliated security holders (see Note 3).

For the six months ended August 31, 2016, the Company issued warrants to purchase an aggregate of 9,092 shares of common stock in connection with the issuance of the OID Notes pursuant to the March 2016 OID Note Purchase Agreements dated between March 3 and 15, 2016, referenced in Note 6. These warrants were initially exercisable at $8.25 per share and expire between March 3 and 15, 2021. These warrants vested immediately. These warrants contained an anti-dilution price protection provision, which required the warrants to be recorded as derivative warrant liability. Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. These warrants were recorded as a debt discount based on their fair value.

For the six months ended August 31, 2016, the Company issued warrants to purchase an aggregate of 60,000 shares of common stock to investors and placement agents in connection with the issuance of common stock pursuant to the 2016 Unit Private Placement referenced in Note 3. These warrants are exercisable at $3.00 per share and expire on May 26, 2021. These warrants vested immediately. These warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

For the three and six months ended August 31, 2016, the Company issued warrants to purchase an aggregate of 88,500 shares of common stock in connection with the issuance of common stock pursuant to the 2016 Unit Private Placement referenced in Note 3. These warrants are exercisable at $3.00 per share and expire on June 7, 2021. These warrants vested immediately. These warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

For the three and six months ended August 31, 2016, the Company issued warrants to purchase an aggregate of 27,326 shares of common stock in connection with the MFN Exchange referenced in Note 3. These warrants are exercisable at $3.00 per share and expire on June 7, 2021. These warrants vested immediately. Additionally, in connection with the MFN Exchange, the Company cancelled warrants to purchase an aggregate of 9,000 shares of common stock. These warrants were originally issued in connection with the Series B Private Placement and were exercisable at $10.50 per share.

For the three and six months ended August 31, 2016, the Company issued warrants to purchase an aggregate of 45,459 shares of common stock in connection with the OID Note Amendments referenced in Note 6. These warrants are exercisable at $2.00 per share and expire between August 11, 2021 and August 18, 20121. These warrants vested immediately. The fair value of these warrants was determined to be $44,096, as calculated using the Black-Scholes model and were recorded as a debt discount based on their fair value.

For the three and six months ended August 31, 2016, the Company issued warrants to purchase an aggregate of 21,875 shares of common stock in connection with the issuance of common stock pursuant to the Additional Unit Private Placement referenced in Note 3. These warrants are exercisable at $3.00 per share and expire on August 30, 2021. These warrants vested immediately. As discussed in Note 3, due to the Price Protection Provision, these warrants are being classified as a derivative liability and measured at fair value.

In connection with the Additional Unit Private Placement, the Company issued placement agent warrants to purchase an aggregate of 438 shares of common stock. These placement agent warrants were issued on August 31, 2016, are exercisable at $3.00 per share and expire on August 30, 2021. These placement agent warrants vest immediately. The fair value of these warrants was determined to be approximately $400, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.18%; (2) an expected term of 5.0 years; (3) an expected volatility of 102% and (4) zero expected dividends.

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 29, 2016	913,514	$14.56	$-	3.14
Granted	252,690	2.78	-	-
Cancelled	23,672	17.00	-	-
Outstanding at August 31, 2016	1,142,532	$11.23	$-	3.15

Warrants exercisable at August 31, 2016 are:

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$2.00	134,554	2.78	134,554
$2.20	43,636	4.45	43,636
$3.00	198,139	1.43	198,139
$8.25	39,468	3.68	39,468
$10.20	14,668	0.21	14,668
$10.50	335,005	3.59	335,005
$13.65	99,826	0.42	99,826
$15.00	556	3.75	556
$18.75	695	3.75	695
$21.00	23,334	0.49	23,334
$22.50	219,754	1.80	219,754
$31.50	29,830	1.62	29,830
$37.50	1,733	1.37	1,733
$45.00	1,334	0.42	1,334
	1,142,532	3.15	1,142,532

During the year ended February 28, 2015, the Company issued 12,007 warrants in connection with the issuance of convertible notes referenced in Note 10 below. These warrants have exercise prices ranging from $22.50 to $31.50 per share, expire five years after their issuance date and vested immediately. These warrants were recorded as a debt discount based on their relative fair value.

During the year ended February 28, 2015, the Company issued an aggregate of 204,420 warrants in connection with the closing of the Qualified Financing as described in Note 6. 197,520 warrants were issued on June 30, 2014, and 6,900 warrants were issued on July 14, 2014, and expire on June 30, 2018 and July 14, 2018, respectively. These warrants vested immediately. These warrants are exercisable at $22.50 per share. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet.

During the year ended February 28, 2015, the Company issued 124,029 Series A Warrants in connection with the closing of the Series B Private Placement as described in Note 6, including 9,710 warrants issued to the placement agent. These warrants were issued on December 31, 2014, are exercisable at $10.50 per share and expire on March 31, 2020. These warrants vested immediately and do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet. The fair value of the placement agent warrants was $46,592, as calculated using a Black-Scholes model, which was recorded as a stock issuance cost. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.65%; (2) an expected term of 5.25 years; (3) an expected volatility of 123%; and (4) zero expected dividends.

During the year ended February 28, 2015, the Company issued 30,334 Series B Warrants in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $8.25 per share and expire on March 31, 2020. These warrants vested immediately. These warrants contained a full ratchet anti-dilution price protection provision, which required the Series B Warrants to be classified as derivative warrant liability (see Note 6 and Note 13).

For the year ended February 29, 2016, the Company issued to a consultant for services a five-year warrant to purchase 9,134 shares of common stock at an exercise price of $8.25 per share. This warrant vested immediately. The fair value of this warrant was determined to be approximately $27,000, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. For the year ended February 29, 2016, the Company recognized approximately $27,000 of stock-based compensation for this warrant.

For the year ended February 29, 2016, the Company issued an aggregate of 1,251 warrants to a consultant for services. These warrants were issued on May 31, 2015 and expire on May 31, 2020. A total of 556 of such warrants are exercisable at $15.00 per share and 695 of such warrants are exercisable at $18.75 per share. These warrants vested immediately. The fair value of these warrants was determined to be $4,771, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.49%; (2) an expected term of 5.0 years; (3) an expected volatility of 124%; and (4) zero expected dividends. For the year ended February 29, 2016, the Company recognized $4,771 of stock-based compensation for these warrants.

For the year ended February 29, 2016, the Company issued an aggregate of 214,376 Series A Warrants in connection with the issuances of Series B Preferred Stock in March 2015, referenced in Note 6, including 20,668 warrants issued to the placement agent. These Series A Warrants were issued on March 27, 2015 and March 31, 2015, are exercisable at $10.50 per share and expire on March 31, 2020. The Series A Warrants vested immediately. The Series A Warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Consolidated Balance Sheet. The fair value of the placement agent warrants was determined to be $158,441, as calculated using the Black-Scholes model, and recorded as stock issuance cost. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.41%; (2) an expected term of 5.0 years; (3) an expected volatility of 125%; and (4) zero expected dividends.

For the year ended February 29, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock in connection with the issuance of the Promissory Note pursuant to the Note Purchase Agreement on July 31, 2015, referenced in Note 9. This warrant is exercisable at $8.25 per share and expires on July 30, 2020. The warrant vested immediately. The warrant contains a clause affecting its exercise price that caused it to be classified as a derivative warrant liability (see Note 9 and Note 13).  Such clause will lapse upon listing of the Company’s common stock on a National Trading Market. The warrant was recorded as a debt discount based on its fair value.

For the year ended February 29, 2016, in connection with the issuance of the Promissory Note pursuant to the Note Purchase Agreement on July 31, 2015, the Company issued placement agent warrants to purchase an aggregate of 5,600 shares of common stock.  These placement agent warrants were issued on July 31, 2015, are exercisable at $10.50 per share and expire on July 31, 2020. These placement agent warrants vested immediately. The fair value of these warrants was determined to be $16,800, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. $16,800 was recorded as part of the debt discount against the stated value of the Promissory Note (see Note 9).

For the year ended February 29, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock in connection with the Note Amendment on February 12, 2016, referenced in Note 9. This warrant is exercisable at $8.25 per share and expire on July 30, 2020. The warrant vested immediately. This warrant contained an anti-dilution price protection provision, which required the warrant to be recorded as derivative warrant liability (see Note 9 and Note 13). Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. The warrant was recorded as a debt discount based on its fair value.

For the year ended February 29, 2016, the Company issued warrants to purchase an aggregate of 36,367 shares of common stock in connection with the issuance of the OID Notes pursuant to the OID Note Purchase Agreement dated February 12, 2016, referenced in Note 9. These warrants are exercisable at $8.25 per share and expire on between February 12 and 22, 2021. These warrants vested immediately. Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. These warrants were recorded as a debt discount based on their fair value.

During the year ended February 29, 2016, a total of 1,668 common stock purchase warrants with an exercise price of $31.50 per share and 5,001 common stock purchase warrants with an exercise price of $22.50 per share were repurchased and cancelled as part of a settlement of a dispute with two affiliated security holders (see Note 6).

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	580,604	$17.81	$72,250	3.33
Granted	354,000	9.68	-	-
Cancelled/Expired	21,090	22.19	-	-
Outstanding at February 29, 2016	913,514	$14.56	$-	3.14

Warrants exercisable at February 29, 2016 are:

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$8.25	163,107	4.63	163,107
$10.20	14,668	0.71	14,668
$10.50	344,005	4.09	344,005
$13.65	99,826	0.92	99,826
$15.00	556	4.25	556
$18.75	695	4.25	695
$21.00	38,006	0.68	38,006
$22.50	219,754	2.28	219,754
$31.50	29,830	2.12	29,830
$37.50	1,733	1.87	1,733
$45.00	1,334	0.92	1,334
	913,514		913,514